INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series Seven [Member]
Income Loss Not Recognized Under Equity Method Accounting		$ 0	$ 0
Series Nine [Member]
Income Loss Not Recognized Under Equity Method Accounting		213,903	490,952
Series Ten [Member]
Income Loss Not Recognized Under Equity Method Accounting		236,913	292,886
Series Eleven [Member]
Income Loss Not Recognized Under Equity Method Accounting		420,925	325,309
Proceeds from Limited Partnership Investments	101,525
Series Twelve [Member]
Income Loss Not Recognized Under Equity Method Accounting		244,848	247,885
Series Fourteen [Member]
Income Loss Not Recognized Under Equity Method Accounting		761,579	788,010
Proceeds from Limited Partnership Investments	$ 153,800